Schedule of Investments - September 30, 2021
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 80.55%	Amount	Value
Aerospace/Defense - 1.53%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	$5,677,000	$5,854,406
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	4,253,000	4,508,180
TransDigm, Inc.
6.250%, 03/15/2026 (r)	5,812,000	6,066,275
		16,428,861
Airlines - 0.48%
United Airlines, Inc.
4.375%, 04/15/2026 (r)	5,013,000	5,150,857

Auto Loans - 1.35%
Ford Motor Credit Company LLC
5.113%, 05/03/2029 (c)	13,028,000	14,575,075

Auto Parts & Equipment - 2.33%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	3,388,000	3,472,768
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,313,000	5,671,627
Clarios Global LP / Clarios US Finance Company
6.250%, 05/15/2026 (r)	4,607,000	4,846,103
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	5,236,000	5,654,880
Meritor, Inc.
4.500%, 12/15/2028 (r)	5,414,000	5,434,411
		25,079,789
Automakers - 0.80%
Ford Motor Company
9.000%, 04/22/2025	3,333,000	4,012,199
General Motors Company
5.200%, 04/01/2045	3,786,000	4,618,315
		8,630,514
Banking - 0.83%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	3,276,000	3,557,572
Texas Capital Bancshares, Inc.
4.000% (Fixed until 05/05/2026, then 5 Year Treasury Constant Maturity + 3.150%), 05/06/2031 (b)	5,181,000	5,393,263
		8,950,835
Building & Construction - 2.95%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,439,000	5,498,720
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	5,239,000	5,350,329
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	5,141,000	5,403,679
TopBuild Corp.
4.125%, 02/15/2032 (e) (r)	5,340,000	5,406,750
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	4,462,000	4,827,527
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,023,000	5,230,199
		31,717,204
Building Materials - 1.60%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	5,320,000	5,393,150
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	2,518,000	2,471,342
PGT Innovations, Inc.
4.375%, 10/01/2029 (r)	5,311,000	5,357,498
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,575,000	3,963,781
		17,185,771
Cable & Satellite TV - 4.83%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (c) (r)	21,186,000	22,907,362
CSC Holdings LLC
5.750%, 01/15/2030 (r)	8,727,000	8,885,439
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.875%, 08/15/2027 (r)	3,453,000	3,608,385
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	5,600,000	5,905,200
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	5,116,000	5,398,659
Ziggo BV
4.875%, 01/15/2030 (r)	5,124,000	5,290,530
		51,995,575
Chemicals - 3.42%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	4,917,000	5,132,119
Diamond BC BV
4.625%, 10/01/2029 (r)	3,305,000	3,358,756
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,221,000	2,451,573
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (e) (r)	4,162,000	4,202,462
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	5,109,000	5,140,931
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	5,626,000	5,675,396
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	4,803,000	5,048,914
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	5,630,000	5,813,031
		36,823,182
Consumer - Products - 0.50%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,006,000	5,400,423

Consumer/Commercial/Lease Financing - 0.80%
Credit Acceptance Corp.
6.625%, 03/15/2026	5,212,000	5,453,055
Rent-A-Center, Inc.
6.375%, 02/15/2029 (r)	2,911,000	3,143,880
		8,596,935
Diversified Capital Goods - 3.12%
General Electric Company
3.446% (3 Month LIBOR USD + 3.330%), Perpetual (b)	15,969,000	15,666,519
Matthews International Corp.
5.250%, 12/01/2025 (r)	5,341,000	5,512,019
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,776,000	5,898,740
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (r)	6,199,000	6,504,146
		33,581,424
Electric - Generation - 0.76%
Calpine Corp.
5.000%, 02/01/2031 (r)	2,970,000	2,973,712
3.750%, 03/01/2031 (r)	5,436,000	5,238,945
		8,212,657
Electric - Integrated - 0.58%
PG&E Corp.
5.250%, 07/01/2030	6,078,000	6,229,950

Energy - Exploration & Production - 3.96%
Bonanza Creek Energy, Inc.
7.500%, 04/30/2026	1,841,025	1,857,327
California Resources Corp.
7.125%, 02/01/2026 (r)	3,604,000	3,807,914
Callon Petroleum Company
6.375%, 07/01/2026	5,136,000	4,922,060
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	3,753,000	3,862,963
Independence Energy Finance LLC
7.250%, 05/01/2026 (r)	3,111,000	3,208,250
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	5,541,000	5,143,794
Murphy Oil Corp.
6.375%, 07/15/2028	7,830,000	8,290,013
Penn Virginia Escrow LLC
9.250%, 08/15/2026 (r)	2,000,000	2,030,500
Southwestern Energy Company
7.750%, 10/01/2027	4,387,000	4,744,760
5.375%, 03/15/2030	1,300,000	1,404,617
Tap Rock Resources LLC
7.000%, 10/01/2026 (r)	3,235,000	3,315,875
		42,588,073
Food - Wholesale - 1.44%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	5,114,000	5,199,792
Kraft Heinz Foods Company
5.000%, 07/15/2035	3,047,000	3,750,731
Post Holdings, Inc.
4.500%, 09/15/2031 (r)	6,662,000	6,591,250
		15,541,773
Forestry/Paper - 2.58%
Ahlstrom-Munksjo Holding 3 Oy
4.875%, 02/04/2028 (r)	5,204,000	5,254,739
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (r)	5,256,000	5,443,245
Mercer International, Inc.
5.125%, 02/01/2029	6,956,000	7,112,510
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	3,654,000	3,882,375
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	5,894,000	6,137,790
		27,830,659
Gaming - 4.25%
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	5,013,000	5,175,923
Churchill Downs, Inc.
5.500%, 04/01/2027 (r)	4,322,000	4,489,478
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	5,129,000	5,261,995
International Game Technology PLC
6.250%, 01/15/2027 (r)	4,905,000	5,548,781
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (c) (r)	5,203,000	5,378,601
MGM Resorts International
5.500%, 04/15/2027	4,905,000	5,328,056
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc.
8.500%, 11/15/2027 (r)	3,000,000	3,225,195
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	5,783,000	5,963,719
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	5,636,000	5,391,003
		45,762,751
Gas Distribution - 4.09%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	5,348,000	5,531,436
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	5,128,000	5,288,250
EQM Midstream Partners LP
5.500%, 07/15/2028	5,248,000	5,772,118
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	4,689,000	5,001,428
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	5,231,000	5,310,773
Oasis Midstream Partners LP / OMP Finance Corp.
8.000%, 04/01/2029 (r)	4,856,000	5,057,937
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	6,631,000	6,738,754
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (r)	2,610,000	2,691,693
4.125%, 08/15/2031 (r)	2,570,000	2,682,437
		44,074,826
Health Facilities - 2.06%
CHS / Community Health Systems, Inc.
8.000%, 03/15/2026 (r)	4,697,000	4,986,922
6.875%, 04/01/2028 (r)	2,573,000	2,477,619
Encompass Health Corp.
4.750%, 02/01/2030	4,738,000	4,989,114
HCA, Inc.
5.875%, 02/01/2029 (c)	2,085,000	2,508,125
Tenet Healthcare Corp.
6.250%, 02/01/2027 (c) (r)	3,875,000	4,025,156
5.125%, 11/01/2027 (r)	3,032,000	3,164,650
		22,151,586
Health Services - 1.12%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	5,395,000	5,659,247
DaVita, Inc.
4.625%, 06/01/2030 (r)	6,197,000	6,382,047
		12,041,294

Hotels - 1.48%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (r)	5,125,000	5,233,906
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,289,000	5,361,724
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,137,000	5,293,550
		15,889,180
Insurance Brokerage - 0.49%
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	5,233,000	5,313,065

Investments & Miscellaneous Financial Services - 0.69%
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	7,441,000	7,446,023

Machinery - 0.89%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	5,168,000	5,096,940
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	4,335,000	4,501,681
		9,598,621
Media - Cable - 0.41%
Vmed O2 UK Financing I PLC
4.750%, 07/15/2031 (r)	4,338,000	4,437,470

Media - Diversified - 0.70%
National CineMedia LLC
5.750%, 08/15/2026	6,950,000	5,572,162
5.875%, 04/15/2028 (r)	2,187,000	2,005,020
		7,577,182
Media Content - 1.37%
News Corp.
3.875%, 05/15/2029 (r)	5,208,000	5,357,730
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (r)	5,167,000	5,260,652
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,937,000	4,135,070
		14,753,452
Medical Products - 1.84%
Grifols Escrow Issuer SA
4.750%, 10/15/2028 (e) (r)	5,326,000	5,448,498
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (e) (r)	4,920,000	4,920,000
5.250%, 10/01/2029 (e) (r)	3,931,000	3,949,785
Varex Imaging Corp.
7.875%, 10/15/2027 (c) (r)	4,835,000	5,446,386
		19,764,669
Metals/Mining Excluding Steel - 1.62%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	5,218,000	5,322,360
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,235,000	5,372,419
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (c) (r)	6,576,000	6,748,620
		17,443,399
Oil Field Equipment & Services - 3.24%
Bristow Group, Inc.
6.875%, 03/01/2028 (r)	2,599,000	2,708,158
ChampionX Corp.
6.375%, 05/01/2026	1,292,000	1,348,577
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (c)	9,484,000	9,002,166
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,064,000	3,857,427
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	7,972,000	6,271,014
TechnipFMC PLC
6.500%, 02/01/2026 (r)	3,748,000	4,020,817
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	4,469,000	4,453,604
Valaris Ltd.
8.250% Cash or 12.000% PIK or 5.125% Cash & 5.125% PIK, 04/30/2028 (p) (r)	3,105,000	3,226,312
		34,888,075
Oil Refining & Marketing - 1.33%
PBF Holding Company LLC / PBF Finance Corp.
9.250%, 05/15/2025 (r)	2,955,000	2,803,896
6.000%, 02/15/2028 (c)	9,160,000	5,862,400
Renewable Energy Group, Inc.
5.875%, 06/01/2028 (r)	5,430,000	5,620,865
		14,287,161
Packaging - 0.54%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (c) (r)	5,742,000	5,853,251

Personal & Household Products - 1.49%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	5,185,000	5,482,515
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	5,146,000	5,113,838
The Scotts Miracle-Gro Company
4.375%, 02/01/2032 (r)	5,370,000	5,420,344
		16,016,697
Pharmaceuticals - 2.50%
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (r)	5,400,000	5,036,958
7.250%, 05/30/2029 (r)	5,074,000	5,207,091
Jazz Securities DAC
4.375%, 01/15/2029 (r)	5,003,000	5,190,863
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	6,034,000	6,345,354
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (r)	5,040,000	5,141,153
		26,921,419
Printing & Publishing - 0.39%
Meredith Corp.
6.500%, 07/01/2025	3,882,000	4,160,417
Vericast Corp.
11.000%, 09/15/2026 (r)	610	643
		4,161,060
Real Estate Development & Management - 0.51%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	5,311,000	5,516,164

Recreation & Travel - 2.27%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	5,758,000	5,952,332
Carnival Corp.
5.750%, 03/01/2027 (r)	3,008,000	3,113,280
4.000%, 08/01/2028 (r)	2,717,000	2,747,566
Royal Caribbean Cruises Ltd.
11.500%, 06/01/2025 (r)	2,455,000	2,804,224
5.500%, 08/31/2026 (r)	2,758,000	2,838,520
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	7,114,000	7,028,952
		24,484,874
Reinsurance - 0.58%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	5,922,000	6,296,359

Restaurants - 1.26%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	5,504,000	5,455,840
Dave & Buster’s, Inc.
7.625%, 11/01/2025 (r)	3,061,000	3,278,974
Papa John’s International, Inc.
3.875%, 09/15/2029 (r)	4,798,000	4,780,007
		13,514,821
Software/Services - 1.97%
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (e) (r)	5,320,000	5,534,130
LogMeIn, Inc.
5.500%, 09/01/2027 (r)	5,000,000	5,093,750
Twilio, Inc.
3.625%, 03/15/2029	5,170,000	5,295,373
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,198,000	5,294,137
		21,217,390
Specialty Retail - 3.54%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,629,000	6,086,356
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	8,512,000	7,341,387
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	8,017,000	7,392,997
Liberty Interactive LLC
8.250%, 02/01/2030 (c)	5,273,000	5,874,650
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	5,205,000	5,562,844
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	5,691,000	5,854,616
		38,112,850
Steel Producers/Products - 0.37%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	3,782,000	4,004,192

Support - Services - 1.68%
Gartner, Inc.
4.500%, 07/01/2028 (r)	4,444,000	4,671,755
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	4,151,000	4,360,522
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,057,000	4,163,091
Vizient, Inc.
6.250%, 05/15/2027 (r)	4,700,000	4,923,696
		18,119,064
Technology Hardware & Equipment - 1.60%
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,031,000	3,150,967
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	3,596,000	3,645,445
NCR Corp.
6.125%, 09/01/2029 (r)	4,712,000	5,118,410
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	5,114,000	5,300,840
		17,215,662
Telecom - Satellite - 0.50%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	5,359,164

Telecom - Wireline Integrated & Services - 0.63%
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (r)	3,354,000	3,567,817
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500%, 02/15/2029 (r)	3,115,000	3,208,450
		6,776,267
Tobacco - 0.49%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	5,226,056

Transport Infrastructure/Services - 0.79%
GasLog Ltd.
8.875%, 03/22/2022	8,383,000	8,516,206
Total corporate bonds (Cost $843,502,791)		867,259,807

CONVERTIBLE BONDS - 0.70%
Hotels - 0.50%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	4,870,000	5,461,705

Railroads - 0.20%
The Greenbrier Companies, Inc.
2.875%, 04/15/2028 (r)	2,048,000	2,142,208
Total convertible bonds (Cost $6,981,746)		7,603,913

ASSET-BACKED SECURITIES - 0.41%
Airlines - 0.41%
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.250%, 04/01/2029 (r)	4,083,155	4,417,389
Total asset-backed securities (Cost $4,140,527)		4,417,389

TERM LOANS - 7.32%
Advertising - 0.50%
AP Core Holdings II LLC
6.250% (1 Month LIBOR USD + 5.500%), 07/21/2027 (Acquired 07/21/2021, Cost $5,240,132) (b) (m)	5,300,000	5,330,926

Airlines - 0.52%
AAdvantage Loyalty IP Ltd.
5.500% (1 Month LIBOR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021, Cost $5,647,017) (b) (m)	5,425,000	5,615,987

Building & Construction - 0.55%
Tutor Perini Corp.
5.750% (1 Month LIBOR USD + 4.750%), 08/18/2027 (Acquired 08/14/2020, Cost $5,803,404) (b) (m)	5,907,819	5,933,666

Building Materials - 0.40%
Foundation Building Materials, Inc.
3.750% (1 Month LIBOR USD + 3.250%), 01/31/2028 (Acquired 02/03/2021, Cost $4,344,701) (b) (m)	4,352,801	4,327,924

Cable & Satellite TV - 0.23%
DIRECTV Financing LLC
5.750% (1 Month LIBOR USD + 5.000%), 08/02/2027 (Acquired 07/22/2021, Cost $2,465,100) (b) (m)	2,490,000	2,494,407

Consumer/Commercial/Lease Financing - 0.32%
Rent-A-Center, Inc.
3.750% (1 Month LIBOR USD + 3.250%), 02/17/2028 (Acquired 02/04/2021, Cost $3,384,341) (b) (m)	3,387,975	3,404,915

Forestry/Paper - 0.32%
Schweitzer-Mauduit International, Inc.
4.500% (1 Month LIBOR USD + 3.750%), 01/27/2028 (Acquired 02/23/2021, Cost $3,357,585) (b) (m)	3,391,500	3,395,739

Machinery - 0.44%
Granite US Holdings Corp.
4.132% (1 Month LIBOR USD + 4.000%), 09/30/2026 (Acquired 09/25/2019, Cost $4,657,375) (b) (m)	4,770,185	4,782,110

Oil Field Equipment & Services - 0.59%
ChampionX Holding, Inc.
6.000% (1 Month LIBOR USD + 5.000%), 06/03/2027 (Acquired 05/29/2020 - 09/08/2021, Cost $4,308,061) (b) (m)	4,414,481	4,500,012
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992
		6,327,004
Oil Refining & Marketing - 0.37%
Par Petroleum LLC
6.870% (3 Month LIBOR USD + 6.750%), 01/12/2026 (Acquired 02/13/2020 - 04/16/2021, Cost $3,981,311) (b) (m)	4,057,496	4,038,893

Personal & Household Products - 0.53%
Journey Personal Care Corp.
5.000% (1 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $5,629,531) (b) (m)	5,657,820	5,677,877

Pharmaceuticals - 0.67%
Mallinckrodt International Finance SA
6.250% (3 Month LIBOR USD + 5.500%), 02/24/2025 (Acquired 12/23/2019 - 01/22/2020, Cost $6,688,816) (b) (d) (m)	7,630,733	7,226,953

Software/Services - 0.93%
The Dun & Bradstreet Corp.
3.336% (1 Month LIBOR USD + 3.250%), 02/06/2026 (Acquired 02/01/2019, Cost $4,882,336) (b) (m)	4,949,697	4,952,097
Syncapay, Inc.
7.500% (1 Month LIBOR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,865,791) (b) (m)	5,053,438	5,078,705
		10,030,802
Specialty Retail - 0.48%
Ascena Retail Group, Inc.
5.250% (3 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 08/23/2019, Cost $5,593,288) (b) (d) (i) (m)	9,145,977	247,627
Boardriders, Inc.
7.500% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,124,392) (b) (i) (m)	6,188,933	3,517,387
9.000% (1 Month LIBOR USD + 8.000%), 04/23/2024 (Acquired 10/07/2020 - 08/05/2021, Cost $1,494,869) (b) (m)	1,494,869	1,420,126
		5,185,140
Support - Services - 0.47%
Drive Chassis Holdco LLC
7.119% (1 Month LIBOR USD + 7.000%), 04/10/2026 (Acquired 04/12/2019, Cost $4,738,223) (b) (m)	4,930,000	5,010,137
Total term loans (Cost $85,033,265)		78,782,480

CONVERTIBLE PREFERRED STOCKS - 0.54%	Shares
Building & Construction - 0.54%	Held
Fluor Corp., 6.500% (i) (r)	5,802	5,819,986
Total convertible preferred stocks (Cost $5,802,000)		5,819,986

PREFERRED STOCKS - 1.11%
Hotels - 0.26%
Pebblebrook Hotel Trust - Series F, 6.300%	113,337	2,813,024

Specialty Retail - 0.85%
Quiksilver, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	9,115,022
Total preferred stocks (Cost $31,469,526)		11,928,046

COMMON STOCKS - 6.14%
Energy - Exploration & Production - 1.36%
Bonanza Creek Energy, Inc.	129,650	6,210,235
Fieldwood Energy, Inc. (a) (f) (i) (u)	30,428	0
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,629,337) (a) (f) (i) (m) (u)	112,702	0
Jonah Energy Parent LLC (Acquired 12/31/2020, Cost $204,836) (a) (f) (i) (m) (u)	13,656	157,044
Lonestar Resources US, Inc. (a) (i) (o)	541,906	7,245,283
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	8,969,064	0
Unit Corp. (a) (i)	34,480	1,051,640
Unit Corp. - Escrow (Acquired 07/26/2021, Cost $0) (a) (f) (i) (m) (u)	24,129,000	0
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	0
		14,664,202
Metals/Mining Excluding Steel - 4.07%
American Zinc Recycling Corp. (Acquired 07/19/2012 - 12/10/2019, Cost $43,607,058) (a) (f) (i) (m) (o) (u)	116,127	31,184,824
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $18,046,222) (a) (f) (i) (m) (o) (u)	291	12,659,844
		43,844,668
Oil Field Equipment & Services - 0.71%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (f) (i) (m) (o) (u)	22,361	7,595,137
Total common stocks (Cost $115,201,706)		66,104,007

INVESTMENT COMPANIES - 2.16%
Exchange Traded Funds - 2.16%
iShares Broad USD High Yield Corporate Bond ETF	560,222	23,249,213
Total investment companies (Cost $22,906,653)		23,249,213
Total long-term investments (Cost $1,115,038,214)		1,065,164,841

SHORT-TERM INVESTMENTS - 1.58%	Principal
Time Deposits - 1.58%	Amount
Royal Bank of Canada, 0.01%, 10/01/2021*	$3,377	3,377
Skandinaviska Enskilda Banken, 0.01%, 10/01/2021*	17,012,843	17,012,843
Total short-term investments (Cost $17,016,220)		17,016,220

Total investments - 100.51% (Cost $1,132,054,434)		1,082,181,061

Liabilities in excess of other assets - (0.51)%		(5,526,123)

Net assets - 100.00%		$1,076,654,938

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2021.
(c)	- All or a portion of this security is segregated for delayed delivery securities and/or unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees.  The total market value of these securities was $62,538,863, which represented 5.81% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $80,420,786, which represented 7.47% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $139,494,351, which represented 12.96% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2021, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2021	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2021	Dividends	September 30, 2021
American Zinc Recycling Corp.	$33,125,311	$-	$-	$-	$(1,940,487)	$31,184,824	$-	$116,127
Iracore Investments Holdings, Inc.	8,318,963	-	-	-	(723,826)	7,595,137	-	22,361
Lonestar Resources US, Inc.	5,554,537	-	-	-	1,690,746	7,245,283	-	541,906
PetroQuest Energy, Inc.	0	-	-	-	-	0	-	8,969,064
RA Parent, Inc.	12,802,524	-	-	-	(142,680)	12,659,844	-	291
	$59,801,335	$-	$-	$-	$(1,116,247)	$58,685,088	$-

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $692,433,996, which represented 64.31% of net assets.

(s)	- The coupon rate shown on step-up bonds represents the rate at September 30, 2021.
(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$14,507,158
Investment Companies	23,249,213
Preferred Stocks	2,813,024
Time Deposits	17,016,220
Level 2 --- Other significant observable market inputs:
Convertible Preferred Stocks	5,819,986
Convertible Bonds	7,603,913
Corporate Bonds	867,259,807
Asset-Backed Securities	4,417,389
Term Loans	76,955,488
Level 3 --- Significant unobservable inputs:
Common Stocks:
Energy - Exploration & Production	157,044
Metals/Mining Excluding Steel	43,844,668
Oil Field Equipment & Services	7,595,137
Preferred Stocks:
Specialty Retail	9,115,022
Term Loans	1,826,992

Total Investments	$1,082,181,061

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2021:

	Fair Value at September 30, 2021	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	0.00	Increase
	20,254,981	Market comparable companies	EBIT multiple	6.5x - 18.3x(12.3x)	Increase
	157,044	Transaction price	N/A	11.50	Increase
	31,184,824	Transaction price**	N/A	268.54	Increase
Total Common Stocks	51,596,849

Preferred Stocks	9,115,022	Market comparable companies	EBIT multiple	5.3x - 44x	Increase

Term Loans	1,826,992	Market comparable securities	N/A	100.00	Increase
	$62,538,863

* Unobservable inputs were weighted by the fair value of the investments.
** Fair value was determined based on recent acquisition or offer as the best measure of fair value with no material changes in operations of the related company since the transaction date.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Term Loans	Total
Balance at June 30, 2021	$54,403,842	$8,976,915	$8,632,515	$72,013,272
Purchases	-	-	505,686	505,686
Sales	-	-	(7,311,210)	(7,311,210)
Accrued discounts (premiums)	-	-	7,888	7,888
Realized gains (losses)	-	-	114,458	114,458
Change in unrealized appreciation/depreciation	(2,806,993)	138,107	(122,345)	(2,791,231)
Transfers into Level 3	-	-	-	-
Balance at September 30, 2021	$51,596,849	$9,115,022	$1,826,992	$62,538,863

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2021	$(2,806,993)	$138,107	$-	$(2,668,886)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2021, the Fund had outstanding bridge loan commitments of $14,968,999. Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2021, the Fund had outstanding unfunded loan commitments of $622,645.